Summary of Outstanding Borrowings, Availability, and Average Interest Rate under ABL Facility (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015
ABL Facility [Member]
Debt Instrument [Line Items]
Debt amount reserve by lender	$ 19.0	$ 19.7